Cash Flow Information 10K	6 Months Ended
Jun. 30, 2011
Statement of Cash Flows, Supplemental Disclosures
Cash Flow, Supplemental Disclosures [Text Block]

NOTE 9.  Cash Flow Information

Cash paid during the years ended December 31, 2010 and 2009, and the period from inception to December 31, 2010, is as follows (interest paid in the year ended December 31, 2010, excludes payments for initial costs totaling $157,240 relating to the term loan from Oxford, which are being amortized as interest expense over the term of the loan, as described in Note 5):

			Period From
			October 22, 2002
	Year Ended December 31,		(Inception) to
	2010	2009	December 31, 2010

Interest	$2,736	$9,204	$45,277

Income taxes	$—	$—	$—

Supplemental disclosure of non-cash investing and financing activities for the years ended December 31, 2010 and 2009, and the period from inception to December 31, 2010, is as follows:

			Period From
			October 22, 2002
	Year Ended December 31,		(Inception) to
	2010	2009	December 31, 2010

Accretion on Series B Preferred Stock	$—	$—	$155,998

Accretion on Redeemable Convertible Preference Shares in subsidiary associated with premium	$286,948	$178,162	$503,026

Recording of put option liability and accretion on Redeemable Convertible Preference Shares in subsidiary associated with beneficial conversion feature	$428,787	$—	$428,787

Exchange of Common Stock for Redeemable Convertible Preference Shares in subsidiary	$1,122,669	$—	$1,122,669

Conversion of due to a stockholder to notes payable	$—	$—	$61,588

Issuance of warrants with notes payable	$—	$—	$171,053

Issuance of warrants with term loan	$46,230	$—	$46,230

Conversion of debt to Common Stock	$—	$—	$240,000

Conversion of debt to Series A Preferred Stock	$—	$—	$2,977,579

Deposit in equipment in 2007 lapsed in 2008	$—	$—	$51,446

Property and equipment acquired with capital leases	$—	$—	$256,326

Inventory transferred to Property and equipment	$42,500	$—	$42,500

Issuance to placement agents of warrants classified as derivative liabilities	$2,200	$286,315	$288,515